LEASES (Details Narrative) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2026	Apr. 30, 2025	Sep. 30, 2024	Jan. 31, 2024	Oct. 31, 2023
Finance lease remaining terms	10 years
Annual lease payment	¥ 147.1
Lease cost	716.9
Property, plant and equipment, value	¥ 1,563.5
Estimated useful lives	50 years
Right of use asset and lease liabilities				¥ 28.2	¥ 216.1
Hefei Construction Investment North City Industrial Investment Co Ltd [Member]
Investments			¥ 127.7			¥ 147.1
Equity interests percentage			8.40%			12.02%
Hefei Construction Investment North City Industrial Investment Co Ltd [Member] | Subsequent Event [Member]
Investments		¥ 127.7
Equity interests percentage		6.92%
Minimum [Member]
Remaining terms	1 year
Maximum [Member]
Remaining terms	10 years